Other reserves	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Reserves [Abstract]
Other reserves

25 Other reserves

	Hedge	Other
	reserve	reserves	Total	Total
	2020	2020	2020	2019
	£m	£m	£m	£m
At start of year	7	972	979	984
Profit attributable to RELX PLC shareholders	—	1,224	1,224	1,505
Dividends paid	—	(880)	(880)	(842)
Actuarial losses on defined benefit pension schemes	—	(155)	(155)	(137)
Fair value movements on cash flow hedges	(6)	—	(6)	16
Transfer to net profit from cash flow hedge reserve	22	—	22	35
Tax recognised in other comprehensive income	(4)	39	35	15
Increase in share based remuneration reserve (net of tax)	—	27	27	33
Issue of ordinary shares, net of expenses	—	—	—	—
Bonus issue of ordinary share	—	—	—	(4,000)
Cancellation of bonus share	—	—	—	4,000
Cancellation of shares	—	—	—	(499)
Settlement of share awards	—	(34)	(34)	(33)
Put option	—	—	—	(103)
Disposal of non-controlling interests	—	2	2	5
At end of year	19	1,195	1,214	979

Other reserves principally comprise retained earnings and the share based remuneration reserve.